UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2012

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	August 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 16.5%
Internet & Catalog Retail - 3.8%
Amazon.com Inc.	123,283	$30,602,539	*

Media - 5.9%
Comcast Corp., Special Class A Shares	774,100	25,444,667
Walt Disney Co.	459,590	22,735,917

Total Media		48,180,584

Specialty Retail - 5.4%
Bed Bath & Beyond Inc.	236,720	15,900,482	*
Home Depot Inc.	490,610	27,842,118

Total Specialty Retail		43,742,600

Textiles, Apparel & Luxury Goods - 1.4%
NIKE Inc., Class B Shares	115,090	11,205,163

TOTAL CONSUMER DISCRETIONARY		133,730,886

CONSUMER STAPLES - 11.6%
Beverages - 7.5%
Anheuser-Busch InBev NV, ADR	270,710	22,788,368
Coca-Cola Co.	610,060	22,816,244
PepsiCo Inc.	205,967	14,918,190

Total Beverages		60,522,802

Food & Staples Retailing - 3.1%
CVS Caremark Corp.	543,229	24,744,081

Household Products - 1.0%
Procter & Gamble Co.	122,860	8,254,963

TOTAL CONSUMER STAPLES		93,521,846

ENERGY - 8.2%
Energy Equipment & Services - 4.7%
Cameron International Corp.	304,060	16,635,123	*
Schlumberger Ltd.	297,620	21,541,735

Total Energy Equipment & Services		38,176,858

Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	174,630	14,974,523
EOG Resources Inc.	120,310	13,029,573

Total Oil, Gas & Consumable Fuels		28,004,096

TOTAL ENERGY		66,180,954

FINANCIALS - 6.3%
Capital Markets - 3.8%
BlackRock Inc.	120,130	21,187,328
Charles Schwab Corp.	721,120	9,727,909

Total Capital Markets		30,915,237

Diversified Financial Services - 2.5%
CME Group Inc.	224,590	12,329,991
Nasdaq OMX Group Inc.	348,050	7,959,903

Total Diversified Financial Services		20,289,894

TOTAL FINANCIALS		51,205,131

HEALTH CARE - 14.6%
Biotechnology - 7.2%
Amgen Inc.	107,460	9,018,043
Biogen Idec Inc.	167,310	24,525,973	*
Celgene Corp.	341,790	24,622,552	*

Total Biotechnology		58,166,568

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2012

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.8%
Thermo Fisher Scientific Inc.	258,002	$14,796,415

Health Care Providers & Services - 3.2%
Express Scripts Holding Co.	243,980	15,278,027	*
UnitedHealth Group Inc.	202,670	11,004,981

Total Health Care Providers & Services		26,283,008

Pharmaceuticals - 2.4%
Johnson & Johnson	284,130	19,158,886

TOTAL HEALTH CARE		118,404,877

INDUSTRIALS - 6.6%
Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	233,060	17,202,159

Industrial Conglomerates - 2.1%
General Electric Co.	830,940	17,208,767

Machinery - 2.4%
Deere & Co.	89,790	6,744,127
Eaton Corp.	271,230	12,129,406

Total Machinery		18,873,533

TOTAL INDUSTRIALS		53,284,459

INFORMATION TECHNOLOGY - 33.8%
Communications Equipment - 4.8%
Cisco Systems Inc.	455,170	8,684,644
Juniper Networks Inc.	936,970	16,340,757	*
QUALCOMM Inc.	218,120	13,405,655

Total Communications Equipment		38,431,056

Computers & Peripherals - 5.7%
Apple Inc.	29,290	19,484,880
EMC Corp.	515,300	13,547,237	*
NetApp Inc.	377,675	13,037,341	*

Total Computers & Peripherals		46,069,458

Internet Software & Services - 9.9%
Akamai Technologies Inc.	526,139	19,735,474	*
eBay Inc.	673,800	31,985,286	*
Facebook Inc., Class A Shares	27,920	504,794	*
Google Inc., Class A Shares	40,658	27,854,389	*

Total Internet Software & Services		80,079,943

IT Services - 3.1%
Visa Inc., Class A Shares	195,874	25,120,840

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom Corp., Class A Shares	429,980	15,277,189	*
Texas Instruments Inc.	406,871	11,815,534
Xilinx Inc.	236,730	8,027,514

Total Semiconductors & Semiconductor Equipment		35,120,237

Software - 6.0%
Intuit Inc.	244,250	14,298,395
Microsoft Corp.	826,870	25,484,133
Oracle Corp.	277,451	8,781,324

Total Software		48,563,852

TOTAL INFORMATION TECHNOLOGY		273,385,386

MATERIALS - 2.5%
Chemicals - 2.5%
Monsanto Co.	232,583	20,260,305

TOTAL INVESTMENTS - 100.1% (Cost - $549,233,401#)		809,973,844

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2012

Liabilities in Excess of Other Assets - (0.1)%	(1,069,631)

TOTAL NET ASSETS - 100.0%	$808,904,213

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$809,973,844	—	—	$809,973,844

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$266,418,385
Gross unrealized depreciation	(5,677,942)

Net unrealized appreciation	$260,740,443

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2012